TAXATION - Schedule of temporary difference, unused tax losses and unused tax credits (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 4,661,000	$ 942,000
Expiry Date Range	No expiry date
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ (1,125,000)	4,819,000
Expiry Date Range	No expiry date
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 1,847,000	2,262,000
Expiry Date Range	2038 to 2041
Biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ (4,213,000)	886,000
Expiry Date Range	No expiry date
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ (8,494,000)	2,949,000
Expiry Date Range	No expiry date
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 18,970,000
Expiry Date Range	No expiry date
Marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 0	15,000
Expiry Date Range	No expiry date
Asset retirement obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 55,000	54,000
Expiry Date Range	No expiry date
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ (9,766,000)
Expiry Date Range	No expiry date
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 10,129,000
Expiry Date Range	No expiry date
Allowable capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 513,000	135,000
Expiry Date Range	No expiry date
Non-capital losses available for future period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 16,856,000	14,511,000
Expiry Date Range	Varies
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 16,856,000	14,511,000
Expiry Date Range	2026 to 2041
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences unused tax credits and unused tax losses not included in statement of financial position	$ 0	$ 0
Expiry Date Range	No expiry date